UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23616

Aspiriant Risk-Managed Real Asset Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: Mar 31

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT RISK-MANAGED REAL ASSET FUND

Semi-Annual Report

September 30, 2021

(Unaudited)

ASPIRIANT RISK-MANAGED REAL ASSET FUND

TABLE OF CONTENTS

Schedule of Investments	2
Summary of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10
Other Information	20
Privacy Policy	22

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

Schedule of Investments

As of September 30, 2021 (Unaudited)

	Type of Investment	Units / Shares	Cost	Fair Value
Marketable Securities (44.31%)
Exchange-Traded Funds (31.70%)
Global X MLP & Energy Infrastructure ETF	Exchange-traded fund	87,694	$3,035,700	$3,147,338
Global X MLP ETF	Exchange-traded fund	53,074	2,200,401	1,871,920
Invesco S&P Global Water Index ETF	Exchange-traded fund	81,583	2,998,485	4,555,595
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,253,054	6,785,404
iShares Silver Trust[a]	Exchange-traded fund	59,209	1,499,436	1,214,969
Vanguard Global ex-U.S. Real Estate ETF	Exchange-traded fund	248,828	13,915,387	14,011,505
Vanguard Real Estate ETF	Exchange-traded fund	219,055	18,373,035	22,295,418
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	21,871	1,064,463	1,149,977
Total Exchange-Traded Funds			50,339,961	55,032,126

Mutual Funds (12.61%)
Fidelity International Real Estate Fund	Mutual Fund	448,276	6,500,000	6,208,621
Lazard Global Listed Infrastructure Institutional Portfolio	Mutual Fund	363,873	5,900,000	5,705,522
Principal Real Estate Securities Fund R-6	Mutual Fund	318,082	8,150,000	9,978,225
Total Mutual Funds			20,550,000	21,892,368

Total Marketable Securities			70,889,961	76,924,494

	Investment Strategy				Acquisition Date
Portfolio Funds [b] (56.27%)
Membership Interests (12.44%)
Green Courte Real Estate Partners III, LLC[a]	Private Real Estate		3,410,026	5,291,397	12/6/2011
Prime Property Fund, LLC	Private Real Estate	808	14,665,191	16,304,656	9/28/2017
Total Membership Interests			18,075,217	21,596,053

Non-Traded Real Estate Investment Trust (1.28%)
Blackstone Real Estate Income Trust, Inc.	Private Real Estate	165,318	2,000,000	2,231,925	6/1/2021
Total Non-Traded Real Estate Investment Trust			2,000,000	2,231,925

Partnership Interests (37.22%)
Beacon Capital Strategic Partners VI, L.P.[a]	Private Real Estate		419,151	25,229	2/15/2011
Carmel Partners Investment Fund III, L.P.[a]	Private Real Estate		—	746,196	6/29/2010
Carmel Partners Investment Fund IV, L.P.[a]	Private Real Estate		—	3,696,339	3/15/2012
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,769,162	5,225,476	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	5,546,022	7,946,263	9,290,162	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		—	4,298,889	4/29/2013
Cross Lake Real Estate Fund III L.P.[a]	Private Real Estate		1,679,081	1,496,655	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		3,000,000	3,035,759	6/1/2021

3

ASPIRIANT RISK-MANAGED REAL ASSET FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2021 (Unaudited)

	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
Portfolio Funds [b] (Continued)
Partnership Interests (Continued)
Europe Fund III, L.P.[a]	Private Real Estate		$1,620,523	$6,120	5/14/2007
GEM Realty Fund IV, L.P.[a]	Private Real Estate		436,459	16,086	6/29/2010
GEM Realty Securities Flagship, L.P.[a]	Long/Short		7,132,747	13,025,539	8/3/2009
GI Data Infrastructure Fund L.P.[a]	Infrastructure		3,230,456	3,239,358	7/24/2020
Hampshire Partners Fund VIII, L.P.[a]	Private Real Estate		—	408,352	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	6,672	8,168,756	8,697,036	7/5/2018
HighBrook Income Property Fund, L.P.[a]	Private Real Estate		750,228	751,642	11/2/2012
Metropolitan Real Estate Partners International III-T, L.P.[a]	Private Real Estate		501,751	301,485	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a]	Private Real Estate		2,537,387	622,770	6/17/2011
Paladin Realty Latin America Investors II, L.P.[a]	Private Real Estate		781,118	75,723	1/4/2007
Paladin Realty Latin America Investors III, L.P.[a]	Private Real Estate		1,866,188	(107,000)	9/30/2009
Paulson Real Estate Fund II, L.P.[a]	Private Real Estate		2,541,489	8,459,519	5/24/2013
Prime Finance Partners IV, L.P.[a]	Structured Credit		—	282,443	12/29/2014
Sculptor Real Estate Fund IV L.P.[a]	Private Real Estate		1,171,684	1,012,018	4/6/2020
Square Mile Partners III, L.P.[a]	Structured Credit		394,030	8,086	7/29/2008
Total Partnership Interests			45,946,473	64,613,882

Shares of Beneficial Interest (5.33%)
AG Mortgage Value Partners, Ltd.[a]	Structured Credit	7,942	7,941,506	8,465,473	1/1/2020
AG REDI, Ltd.[a]	Structured Credit	936	1,551,391	788,162	1/1/2020
Total Shares of Beneficial Interest			9,492,897	9,253,635
Total Portfolio Funds			75,514,587	97,695,495

Total Investments (100.58%)			$146,404,548	$174,619,989
Liabilities in excess of other assets (-0.58%)				(1,013,110)

Total Net Assets (100.00%)				$173,606,879

[a]	Non-income producing security.
[b]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

All investments are domiciled in the United States of America, except Europe Fund III, L.P. which is domiciled in the United Kingdom.

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

Summary of Investments

As of September 30, 2021 (Unaudited)

Security Type	Percent of Total Net Assets
Marketable Securities
Exchange-Traded Funds	31.70%
Mutual Funds	12.61
Total Marketable Securities	44.31
Portfolio Funds
Membership Interests	12.44
Non-Traded Real Estate Investment Trust	1.28
Partnership Interests	37.22
Shares of Beneficial Interest	5.33
Total Portfolio Funds	56.27
Total Investments	100.58
Liabilities in excess of other assets	(0.58)
Total Net Assets	100.00%

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

Statement of Assets and Liabilities

As of September 30, 2021 (Unaudited)

Assets:
Investments in marketable securities, at fair value (cost $70,889,961)	$76,924,494
Investments in Portfolio Funds, at fair value (cost $75,514,587)	97,695,495
Cash and cash equivalents	1,300,145
Due from affiliate	9,043
Due from Portfolio Funds	142,865
Deferred offering costs	15,381
Prepaid expenses	26,042
Total Assets	$176,113,465

Liabilities:
Fund shares redeemed	$2,307,457
Administration and accounting fees payable	50,140
Management fee payable	43,960
Administrative services fees payable	43,960
Transfer agent fees and expenses payable	9,186
Custody fees payable	4,244
Other expenses payable	47,639
Total Liabilities	2,506,586

Net Assets	$173,606,879

Net Assets Consist of:
Paid-in capital	158,128,777
Total distributable earnings	15,478,102
Net Assets Applicable to Outstanding Shares	$173,606,879

Shares Issued and Outstanding	15,821,518
Net Asset Value Per Share	$10.97

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

Statement of Operations

For the Six Months Ended September 30, 20211 (Unaudited)

Investment Income:
Dividend income	$1,468,194
Other income	24,953
Interest income	9
Total Income	1,493,156

Expenses:
Management fee	429,661
Administration and accounting fees	99,367
Administrative services fees	85,932
Legal fees	40,363
Audit fees	27,500
Transfer agent fees and expenses	18,000
Offering costs	15,390
Trustees’ fees and expenses	15,000
Custody fees	13,000
Professional fees	9,442
Compliance fees	7,753
Other expenses	40,018
Total Expenses	801,426
Expenses Waived by Adviser	(343,729)
Net Expenses	457,697
Net Investment Income	1,035,459

Net Realized Gain and Net Change in Unrealized Gain on Investments:
Net realized gain on marketable securities	2,237,749
Net realized gain on Portfolio Funds	1,600,290
Net change in unrealized gain on marketable securities	2,442,681
Net change in unrealized gain on Portfolio Funds	8,161,923
Total Net Realized Gain and Net Change in Unrealized Gain on Investments	14,442,643
Net Increase in Net Assets Resulting from Operations	$15,478,102

[1]	Reflects operations from April 1, 2021 (commencement of operations) to September 30, 2021.

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

Statement of Changes in Net Assets

For the Six Months Ended September 30, 2021[1] (Unaudited)
Change in Net Assets from:
Operations:
Net investment income	$1,035,459
Net realized gain on marketable securities	2,237,749
Net realized gain on Portfolio Funds	1,600,290
Net change in unrealized gain on marketable securities	2,442,681
Net change in unrealized gain on Portfolio Funds	8,161,923
Change in Net Assets Resulting from Operations	15,478,102

Capital Share Transactions:
Shares sold[2]	163,556,263
Shares redeemed	(5,527,486)
Change in Net Assets Resulting from Capital Transactions	158,028,777

Change in Net Assets	$173,506,879

Net Assets:
Beginning of period[3]	100,000
End of period	$173,606,879

Transactions in Shares:
Shares sold[4]	16,326,461
Shares redeemed	(514,943)
Change in Shares Outstanding	15,811,518

[1]	Reflects operations from April 1, 2021 (commencement of operations) to September 30, 2021.
[2]	Includes $158,321,263 of paid-in-capital received from an in-kind subscription effective as of the close of business on March 31, 2021 (See note 2).
[3]	The Investment Adviser made an initial purchase of 10,000 shares for $100,000 at a $10.00 net asset value on March 5, 2021.
[4]	Includes 15,832,126 shares received from an in-kind subscription effective as of the close of business on March 31, 2021 (See note 2).

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

Statement of Cash Flows

For the Six Months Ended September 30, 20211 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets from operations	$15,478,102
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of marketable securities	(12,799,658)
Proceeds from disposition of marketable securities	10,202,794
Purchases of Portfolio Funds	(9,266,638)
Proceeds from disposition of Portfolio Funds	2,982,386
Proceeds from return of capital of Portfolio Funds	6,004,538
Net realized gain on marketable securities	(2,237,749)
Net realized gain on Portfolio Funds	(1,600,290)
Net change in unrealized gain on marketable securities	(2,442,681)
Net change in unrealized gain on Portfolio Funds	(8,161,923)
Change in operating assets and liabilities:
Due from affiliate	(9,043)
Due from Portfolio Funds	(142,865)
Deferred offering costs	(15,381)
Prepaid expenses	(26,042)
Management fee payable	43,960
Administrative services fees payable	43,960
Administration and accounting fees payable	50,140
Transfer agent fees and expenses payable	9,186
Custody fees payable	4,244
Other expenses payable	47,639
Net Cash Used in Operating Activities	(1,835,321)

Cash Flows from Financing Activities:
Shares sold	6,255,495
Shares redeemed	(3,220,029)
Net Cash Provided by Financing Activities	3,035,466

Net Change in Cash and Cash Equivalents	1,200,145

Cash and Cash Equivalents at Beginning of Period	100,000

Cash and Cash Equivalents at End of Period	$1,300,145

Supplemental Noncash Activities:

On April 1, 2021, the Fund received an in-kind transfer of assets and liabilities from the Private Fund, including the transfer of all Private Fund’s investments. Such investments had a fair value of $157,300,768 at the time of transfer and are excluded from the cash flows from financing activities above (See note 2).

[1]	Reflects operations from April 1, 2021 (commencement of operations) to September 30, 2021.

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

Financial Highlights

For the Six Months Ended September 30, 2021[1] (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income[2]	0.07
Net realized and unrealized gain on investments	0.90
Total from investment operations	0.97

Net Asset Value, End of Period	$10.97

Total Return	9.70%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$173,607
Net investment income[4]	1.20%[5]
Gross expenses[4,6]	0.93%[5]
Net expenses[4,7]	0.53%[5]
Portfolio turnover rate	8%[3]

[1]	Reflects operations from April 1, 2021 (commencement of operations) to September 30, 2021.

[2]	Per share data is computed using the average shares method.

[3]	Not annualized.

[4]

The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

[5]	Annualized.

[6]	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements.

[7]	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or reimbursements by the Adviser (See note 6).

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

Notes to Financial Statements

September 30, 2021 (Unaudited)

1. ORGANIZATION

Aspiriant Risk-Managed Real Asset Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated October 26, 2020. The Fund commenced its operations on April 1, 2021, after the conversion of the Global Real Estate Opportunities, L.P. (the “Private Fund”), a privately offered investment fund managed by the Investment Manager (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund. Aspiriant, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The investment objective of the Fund is to seek long term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) that invest substantially all their assets in real estate, infrastructure, commodities and other real asset securities and funds. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in Investment Funds that hold equity, debt and other economic interests in real assets or real asset companies.

The Board of Trustees (the “Board”) of the Fund has the overall responsibility for monitoring the operations of the Fund, including the Investment Manager.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation and Use of Estimates — The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”). The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Cash or Cash Equivalents — Cash and cash equivalents, if any, include amounts held in interest bearing money market accounts.

Investment Valuation — Investments in Portfolio Funds – As a practical expedient, the Fund estimates the fair value of interests in Portfolio Funds (“Portfolio Funds’ Interests”) that do not have a readily determinable fair value using the net asset value per share (or equivalent, such as member units, or an ownership interest in partners’ capital to which a proportionate share of net assets is attributed) of the Portfolio Funds as determined by the respective investment manager (“Portfolio Fund’s Manager”), if the net asset value per share of the Portfolio Fund (or its equivalent) is calculated in a manner consistent with measurement principles in ASC 946 as of the reporting entity’s measurement date. If the net asset value per share (or its equivalent) of the Portfolio Fund is not as of the Fund’s measurement date or is not calculated in a manner consistent with the measurement principles of ASC 946, the Fund may adjust the most recent net asset value per share (or its equivalent) as necessary in order to estimate the fair value for the Portfolio Fund in a manner consistent with the measurement principles of ASC 946 as of the Fund’s measurement date. The Fund will deviate from the net asset value (or its equivalent) if it is probable at the measurement date that the Fund will redeem a portion of a Portfolio Fund at an amount different from the net asset value per share (or its equivalent).

11

ASPIRIANT RISK-MANAGED REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds’ Managers as required by the Portfolio Funds’ offering documents. If the Investment Manager determines that the most recent net asset value (or its equivalent) reported by the Portfolio Fund does not represent fair value or if the Portfolio Fund fails to report a net asset value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the valuation committee (the “Valuation Committee”). Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. As of September 30, 2021, the Partnership valued $31,557,894 of investments in Portfolio Funds using procedures established by and under the general supervision of the Valuation Committee. Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Committee, or the Portfolio Funds’ Managers should prove to be incorrect. Portfolio Funds’ Managers only provide determinations of the net asset values of the Portfolio Funds on a monthly/ quarterly basis, in which event it will not be possible to determine the net asset value of the Fund more frequently. The Portfolio Funds’ Interests in which the Fund invests or plans to invest are generally illiquid. The Fund may not be able to dispose of Portfolio Funds’ Interests that it has purchased. As of September 30, 2021, investments in Portfolio Funds were valued at $97,695,495, which represented 56.27% of the net asset value of the Fund.

Investment Valuation – Marketable Securities — Investments in marketable securities listed or traded on an exchange are valued at their last traded price, as of the exchange’s official close of business. The Fund does not adjust the quoted price for these investments even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Offering Costs — The Fund’s total offering costs of $30,779 represent the total amount incurred in connection with the initial offering and registration and is being amortized on a straight-line basis over the first twelve months of the Fund’s operations which began on April 1, 2021, the commencement of operations date. As of September 30, 2021, $15,389 of offering costs remain as an unamortized deferred asset, while $15,390 has been expensed.

Transfer In-Kind — On April 1, 2021, the Fund received an in-kind transfer of assets and liabilities from the Private Fund. The transfer was non-taxable, whereby the Fund issued shares (“Shares”) equal to the fair value of the net assets received. For financial reporting purposes, net assets received and ownership amounts in the Fund were recorded at fair value and the historical cost basis was retained as a result of the non-taxable nature of the transfer. The characteristics of the value received are presented as follows:

Fund	Paid-In-Capital Value Received	Character of Value Received	Value Received
The Fund	$158,321,263	Investments at cost	$139,689,931
		Net unrealized appreciation on investments	17,610,837
Total	$158,321,263	Cash	1,374,145
		Liabilities in excess of other assets	(353,650)
		Total	$158,321,263

15,832,126.30 shares were issued with an initial NAV of $10.00.

The Fund obtained $30,135,239 in outstanding commitments in Portfolio Funds from the Private Fund.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Transactions and Related Investment Income — All investment transactions are recorded on the trade date. Interest income on cash held in the Fund’s interest-bearing accounts is recognized on an accrual basis. Dividend income is recorded on ex-dividend dates. Distributions from marketable securities are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from Portfolio Funds are recorded on the effective date, based on the character determined by the underlying Fund. Return of capital or security distributions received from Portfolio Funds and securities are accounted for as a reduction to cost. Net realized gain or loss on investments includes net investment gains or losses from marketable securities and realized gains or losses indirectly allocated to the Fund from investments in Portfolio Funds. Realized gains and losses from investments in Portfolio Funds are recognized when reported by those Portfolio Funds. Realized gains and losses from other investments are recorded on a specific identification basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar equivalents using period-end spot foreign currency exchange rates. Purchases and sales of investments, and their related income and expenses are translated at the rate of exchange on the respective dates of such transactions. Realized and unrealized gains and losses resulting from foreign currency changes are reflected in the Statement of Operations as a component of net realized gain/(loss) and net change in unrealized gain/(loss) on marketable securities and Portfolio Funds. As of September 30, 2021, there were no foreign currency translations.

Federal Income Taxes — The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years for all major jurisdictions, which the Fund considers to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. As of and during the six months ended September 30, 2021, the Fund did not record a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. FAIR VALUE DISCLOSURE

In accordance with FASB ASC 820-10, Fair Value Measurement (“ASC 820”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

3. FAIR VALUE DISCLOSURE (Continued)

assets or liabilities (Level I measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level III measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level I — Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date and on an-ongoing basis. Investments in marketable securities are classified at Level I in the fair value hierarchy.

Level II — Valuations based on observable inputs other than quoted prices in active markets for identical assets or liabilities.

Level III —Valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable (i.e. supported by little or no market activity).

Portfolio Fund investments in limited partnership interests and other investment funds are recorded at fair value, using the Portfolio Funds’ net asset value (or its equivalent) as a practical expedient. If the Investment Manager determines that the most recent net asset value (or its equivalent) does not represent fair value or if the Portfolio Fund fails to report a net asset value, a fair value determination is made under procedures established by the Valuation Committee and is generally classified as Level III in the fair value hierarchy.

The following table summarizes the valuation of the Fund’s investments as of September 30, 2021, by the fair value hierarchy levels:

	Fair Value Measurements
Assets	Level I	Level II	Level III	NAV Practical Expedient	Total
Marketable securities	$76,924,494	$—	$—	$—	$76,924,494
Portfolio funds	—	—	31,557,894	66,137,601	97,695,495
Total Assets	$76,924,494	$—	$31,557,894	$66,137,601	$174,619,989

The following is a reconciliation of investment in which significant level 3 unobservable inputs were used in determining fair value as of September 30, 2021:

Investments	Balance as of April 1, 2021(1)	Purchase of Investments	Proceeds from Sale of Investments (2)	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation (Depreciation) on Investments	Balance as of September 30, 2021
Portfolio Funds
Membership Interests	$4,578,318	$—	$—	$—	$713,079	$5,291,397
Partnership Interests	25,463,175	3,666,416	(4,404,248)	—	1,541,154	26,266,497
Total Investments	$30,041,493	$3,666,416	$(4,404,248)	$—	$2,254,233	$31,557,894

(1)	Commencement of operations.

(2)	Includes return of capital.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

3. FAIR VALUE DISCLOSURE (Continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2021:

Investments	Fair Value as of September 30, 2021	Valuation Techniques	Unobservable Inputs	Discount Rate/Price	Impact on Valuation from an Increase in Input
Portfolio Funds - Membership Interests	$5,291,397	Adjusted reported net asset value	Fair Value adjustments	N/A	Increase
Portfolio Funds - Partnership Interests	26,266,497	Adjusted reported net asset value	Fair Value adjustments	N/A	Increase
Total Investments	$31,557,894

A listing of the Portfolio Fund types held by the Partnership and the related attributes, as of September 30, 2021 are shown in the table below:

Investment Category	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life*	Redemption Frequency*	Notice Period (in days)	Redemption Restriction Terms*
Core(1)	$61,838	$—	Indefinite	Monthly-Quarterly	0-90	May be subject to lockup periods or investor and/or fund level gates
Opportunistic(2)	35,857	25,876	Up to 12 years, subject to extension	None	N/A	N/A
	$97,695	$25,876

(1)	Commingled limited partnerships that have exposure to a range of security types.

(2)	Consists of both private equity and venture capital investments.

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

4. RISK FACTORS

The Fund’s investment activities expose it to various types of risk, which are associated with the markets and the financial instruments in which it invests (as discussed in Notes 2 and 3). The following summary is not intended to be a comprehensive summary of all risks inherent in investing in the Fund.

Credit — Financial instruments which potentially subject the Fund to concentrations of credit risk consist primarily of cash and cash equivalents. Substantially, all of the Fund’s cash is deposited with one financial institution. Deposits, at times, may be in excess of federally insured limits. The Fund has not experienced any losses on its cash and cash equivalents, nor does it believe it is exposed to any significant credit risk.

Liquidity Constraints of Portfolio Funds — Since the Fund may make additional investments in or affect withdrawals from a Portfolio Fund only at certain times pursuant to limitations set forth in the governing documents of the Portfolio Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Portfolio Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in an Portfolio Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders. Portfolio Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Investment Fund, it may receive securities that are illiquid or difficult to value.

Limited Liquidity — Shares in the Fund provide limited liquidity since shareholders will not be able to redeem shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your shares when or in the amount that you desire. In addition, with very limited exceptions, shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment.

Non-Diversified Status — The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Leverage Risk — The Fund does not generally intend to utilize leverage, however, the Fund is permitted to and may, in the sole discretion of the Adviser, leverage its investment positions, when deemed appropriate by the Adviser for any reason. Furthermore, the strategies implemented by the Portfolio Funds typically are leveraged. While leverage presents opportunities for increasing the total return on investments, it has the effect of potentially increasing losses as well. Accordingly, any event which adversely affects the value of an investment could be magnified to the extent leverage is utilized. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the investment were not leveraged.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

4. RISK FACTORS (Continued)

Market Risk — Market risk arises primarily from changes in the market value of financial instruments. Exposure to market risk is influenced by a number of factors, including the relationships between financial instruments, and the volatility and liquidity in the markets in which the financial instruments are traded. In many cases, the use of financial instruments serves to modify or offset market risk associated with other transactions, and accordingly, serves to decrease the Fund’s overall exposure to market risk. The Fund attempts to control its exposure to market risk through various analytical monitoring techniques.

COVID-19 Risk — Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

5. INVESTMENTS BY THE FUND

The Fund, generally, has the ability to liquidate its investments periodically, depending on the type of investment, and for the Portfolio Funds, depending on the provisions of the respective Portfolio Fund’s governing agreements. Contribution requirements may also vary based on each Portfolio Fund’s governing agreements. Investment advisors who manage accounts in the name of the Fund, or who operate other Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management fees, performance allocations and direct expenses based upon the net asset value of the Fund’s investment. These fees are deducted directly from the trading account or Portfolio Fund investment balance in accordance with an advisory or limited partnership agreement. The management fees ranged from 0%–2% (with possible performance or high water mark fees ranging from 0% to 20%).

The Fund can liquidate or redeem the marketable securities on a daily basis, and there are no restrictions or limitations placed on these marketable securities. Additionally, the Fund has limited ability to liquidate its Portfolio Funds due to lockup periods up to 12 years. After the lock-up has expired, the Fund must meet certain provisions in order to liquidate the Portfolio Funds.

The Fund’s Share of Portfolio Funds that were 5% or more of its net assets as of September 30, 2021 is as follows:

Investment (Description of Strategy)	Percentage of Net Asset Value	Fair Value	Redemptions Permitted/Restrictions
Prime Property Fund, LLC (a) (Private Real Estate Fund)	9.4%	$16,304,656	Quarterly withdrawals (90 days’ notice required)
GEM Realty Securities Flagship, L.P. (b) (Long/Short Fund)	7.5%	$13,025,539	Quarterly withdrawals (60 days’ notice required)
CBRE U.S. Core Partners, LP (a) (Private Real Estate Fund)	5.4%	$9,290,162	Quarterly withdrawals (60 days’ notice required)
Heitman America Real Estate Trust L.P.(a) (Private Real Estate Fund)	5.0%	$8,697,036	Quarterly withdrawals (90 days’ notice required)

(a)	This category includes the funds that invest in real estate opportunities.

(b)

This category includes the funds that employ long and short trading in publicly traded common stock, preferred stock, and debt securities, primarily in REITs, real estate operating companies, homebuilders and companies that have a significant real estate component.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

5. INVESTMENTS BY THE FUND (Continued)

Additionally, the terms of the Portfolio Funds’ governing documents generally provide for restrictions on transferability, minimum holding periods or lock-ups, the suspension of redemptions/withdrawals or the institution of gates on redemptions/withdrawals, at the discretion of the Portfolio Funds’ Managers, and as a result, the Fund may not be able to redeem/withdraw from an investment in a Portfolio Fund without continued exposure to changes in valuations, which could be material.

The Fund may indirectly hold 5% or greater of the master funds held by the Portfolio Funds. However, on a look though basis, the Fund does not indirectly hold 5% or greater of securities held within a Portfolio Fund’s master fund.

6. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Investment Management Fee — The Fund pays to the Investment Manager an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Manager to the Fund. Pursuant to an investment management agreement (the “Investment Management Agreement”), the Fund pays the Investment Manager a quarterly Investment Management Fee equal to 0.50% on an annualized basis of the Fund’s net asset value (“NAV”) as of each quarter-end. NAV means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund. For purposes of determining the Investment Management Fee payable to the Investment Manager for any quarter, NAV will be calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Investment Manager for that quarter, and before giving effect to any repurchase of Shares in the Fund effective as of that date. For the six months ended September 30, 2021, the Fund incurred $429,661 in management fees.

The Investment Manager has entered into an investment management fee limitation agreement (the “Management Fee Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive 0.40% of its Investment Management Fee. The Management Fee Limitation Agreement is in effect for one year from the commencement of operations and will automatically renew for consecutive one-year terms thereafter (each, a “Current Term”). Neither the Fund nor the Investment Manager may terminate the Management Fee Limitation Agreement during the Current Term. The Investment Management Fee waiver is not subject for recoupment. For the six months ended September 30, 2021, the Fund waived $343,729 in Investment Management Fees.

Administrative Services Fee — Pursuant to an administrative services agreement with the Fund, the Investment Manager is entitled to a fee calculated at an annual rate of 0.10%, payable quarterly in arrears, based upon the Fund’s net assets as of quarter-end for providing administrative services to the Fund. Such services include the review of shareholder reports and other filings with the SEC; oversight of the Fund’s primary service providers; periodic due diligence reviews of the Fund’s primary service providers; coordination and negotiation of all of the contracts and pricing relating to the Fund’s primary service providers, with the advice of Fund counsel; providing information to the Board relating to the review and selection of the Fund’s primary service providers; and all such other duties or services necessary for the appropriate administration of the Fund that are incidental to the foregoing services.

Distributor — UMB Distribution Services, LLC is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Trust in connection with the continuous offering of Shares of the Fund.

Administrator — UMB Fund Services, Inc. (the “Administrator”) serves as administrator to the Fund and provides certain administrative, clerical, bookkeeping and investor related services. For these services the Administrator receives a quarterly fee, as well as reasonable out of pocket expenses. For the six months ended September 30, 2021, the Fund paid $99,367 in administration fees.

18

ASPIRIANT RISK-MANAGED REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

6. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

Certain trustees and officers of the Fund are employees of the Administrator and are not paid by the Fund for the services they provide to the Fund.

Custodian — UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the 1940 Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum quarterly custodian fee.

Chief Compliance Officer — Vigilant Compliance, LLC (“Vigilant”) provides Chief Compliance Officer (“CCO”) services to the Fund. An officer of the Fund is an employee of Vigilant.

Guarantees and Indemnification — In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

7. CAPITAL CONTRIBUTIONS AND WITHDRAWALS

The Fund will generally offer Shares for purchase as of the first business day of each calendar quarter, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. At the discretion of the Board and provided that it is in the best interests of the Fund and the Shareholders to do so, the Fund intends to provide a limited degree of liquidity for the Shareholders by conducting repurchase offers generally quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. No Shareholder will have the right to require the Fund to redeem its Shares.

8. COMMITMENTS

As of September 30, 2021, the Fund had total outstanding commitments of $29,918,313 and $957,709 to the partnership interests and membership interests of Portfolio Funds, respectively.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

9. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2021, the total purchases and total distribution proceeds from sale, redemption or other disposition of investments, excluding cash equivalents, amounted to $22,066,296 and $13,185,180, respectively.

10. SUBSEQUENT EVENTS

The Fund has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

20

ASPIRIANT RISK-MANAGED REAL ASSET FUND

Other Information

September 30, 2021 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Fund’s website at www.aspiriantfunds.com.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD CONSIDERATION OF THE ADVISORY AGREEMENT

At a meeting of the Board held on December 2, 2020 and December 3, 2020 (the “Meeting”), by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), approved the Advisory Agreement between the Adviser and the Fund.

In advance of the Meeting, the Independent Trustees requested and received materials from the Adviser to assist them in considering the approval of the Advisory Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Advisory Agreement nor are the items described herein all-encompassing of the matters considered by the Board. Pursuant to relief granted by the U.S. Securities and Exchange Commission (“the SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meeting was held by videoconference.

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Adviser under the Advisory Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Adviser who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Adviser’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Adviser’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services to be provided was satisfactory.

21

ASPIRIANT RISK-MANAGED REAL ASSET FUND

Other Information (Continued)

September 30, 2021 (Unaudited)

PERFORMANCE

The Board considered the investment experience of the Adviser. The Board noted that the Adviser had experience serving as an investment adviser to registered investment products. Additionally, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance. The Board noted that it had received a report from the Adviser earlier in the Meeting regarding the performance of the Global Real Estate Opportunities, L.P., the private fund to be reorganized into the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund. The Board also reviewed the distribution fee to be paid to UMBDS by the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds. The Board concluded that the advisory fees to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided. The Board noted that the Adviser would not receive any compensation for the advisory services it will provide to the Delaware and Cayman Subsidiaries.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s advisory fee under the Advisory Agreement. The Board noted that since the Fund’s advisory fee does not have breakpoints, the advisory fee would not create economies of scale as the Fund grows.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed pro-forma information concerning the estimated costs to be incurred and profits expected to be realized by the Adviser from the Adviser’s relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Adviser’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Adviser from its management of the Fund, including, without limitation, the ability to market its services for similar products. The Board noted that the Adviser did not have affiliations with the Fund’s transfer agent, administrator, custodian or distributor and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Advisory Agreement for an initial two-year term.

22

ASPIRIANT RISK-MANAGED REAL ASSET FUND

Privacy Policy

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ‘ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-997-9971

23

ASPIRIANT RISK-MANAGED REAL ASSET FUND

PRIVACY POLICY (Continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Aspiriant, LLC .
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

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ASPIRIANT RISK-MANAGED REAL ASSET FUND

INVESTMENT MANAGER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

FUND COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

CUSTODIAN BANK

UMB Bank, n.a.
1010 Grand Blvd.
Kansas City, MO 64106

TRANSFER AGENT / ADMINISTRATOR

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

DISTRIBUTOR

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to semi-annual reports.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics. Not applicable to semi-annual reports.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Risk-Managed Real Asset Fund

By	/s/ Marc Castellani
Title	Marc Castellani, President and Principal Executive Officer

Date	12/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marc Castellani
Title	Marc Castellani, President and Principal Executive Officer

Date	12/8/2021

By	/s/ Benjamin Schmidt
Title	Benjamin Schmidt, Treasurer and Principal Financial Officer

Date	12/8/2021